Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 10 – Intangible Assets

	September 30
	2012
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$938	$24
Favorable supplier relationships	14,220	1,375	12,845
Non-compete agreements	16,031	2,369	13,662
Proprietary knowledge	2,280	300	1,980
Computer software	8,798	2,849	5,949
Brand name	5,300	-	5,300
	$47,591	$7,831	$39,760

	September 30
	2011
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$917	$45
Non-compete agreements	507	249	258
Computer software	6,717	1,742	4,975
Brand name	5,300	-	5,300
	$13,486	$2,908	$10,578

Cost and accumulated amortization of computer software, customer contracts, relationships, lists and other as at September 30, 2012 included $1,303 (2011 - $1,291) of fully amortized assets.

The estimated annual amortization expense for the next five years for intangible assets subject to amortization is as follows:

Fiscal year ending September 30	2013	2014	2015	2016	2017
Amortization expense for intangible assets	$7,364	$7,147	$6,886	$6,400	$3,890